Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Summary of Net Income Related Segmant Information	The table below summarizes net income related segment information used by the CODM to evaluate the Company’s performance:

	Year Ended December 31,
	2025	2024
Revenue	$614,851	$573,703

Cost of cryptocurrency sold (1)	440,205	424,135
Armored cash collection	7,043	8,010
Wireless connectivity costs	3,627	2,671
(Gain) loss on foreign currency transactions	(124)	465
Share-based compensation	4,866	3,400
Kiosk shipping and services	2,902	6,139
Floorspace leases	38,688	37,522
Bank fees	3,112	2,901
Payroll costs	23,267	24,428
Advertising and marketing costs	6,496	6,076
Professional fees	17,658	9,904
Operating software costs	4,368	4,133
Interest expense, net	14,413	14,199
Income tax expense	2,288	2,138
Amortization	1,516	1,516
Depreciation	6,154	8,556
Other segment items (2)	33,663	9,696

Net income	$4,709	$7,814

(1)	Includes cryptocurrency impairments for the years ended December 31, 2024 of $8.7 million.
(2)
Includes an accrual of $18.5 million in respect of a ruling in an arbitration proceeding brought by Coin Cloud, Inc. against our Canadian subsidiary, BitAccess, Inc. in 2025, and insurance and other expenses in 2025 and 2024.